Lease (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Leases [Abstract]
Weighted average discount rate	3.39%		4.05%
Weighted average remaining lease term	2 years 7 months 9 days		2 years 10 months 9 days
Operating lease expenses	$ 108,862	$ 27,518	$ 55,438	$ 55,668	$ 53,678
Finance lease discount rate	0.00%		0.00%
Finance lease useful life	5 years		5 years
Finance lease expenses	$ 7,306		$ 13,493	$ 14,781	$ 15,098